UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2004

Item 1. Reports to Stockholders

Fidelity Destiny (registered trademark)

Portfolios:

Destiny I - Class N

Semiannual Report

March 31, 2004

Contents

Semiannual Report

Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of March 31, 2004		as of September 30, 2003
Microsoft Corp.		Microsoft Corp.
Citigroup, Inc.		Wal-Mart Stores, Inc.
General Electric Co.		General Electric Co.
Cisco Systems, Inc.		Citigroup, Inc.
Pfizer, Inc.		Dell, Inc.
Wal-Mart Stores, Inc.		Cisco Systems, Inc.
Time Warner, Inc.		Merck & Co., Inc.
Dell, Inc.		Pfizer, Inc.
Intel Corp.		Intel Corp.
Texas Instruments, Inc.		Bank of America Corp.
Top Five Market Sectors
as of March 31, 2004	% of fund's net assets	as of September 30, 2003	% of fund's net assets
Information Technology	23.8	Information Technology	23.7
Financials	15.6	Health Care	17.0
Consumer Discretionary	15.1	Consumer Discretionary	14.9
Health Care	14.8	Financials	14.0
Industrials	10.1	Industrials	9.7

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.1%
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	387,300	$ 17,393,643
CBRL Group, Inc.	269,500	10,682,980
Hilton Group PLC	2,704,838	11,333,486
		39,410,109
Household Durables - 0.4%
Garmin Ltd.	319,400	13,641,574
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	295,200	12,776,256
eBay, Inc. (a)	243,100	16,854,123
		29,630,379
Media - 8.9%
Belo Corp. Series A	553,100	15,354,056
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	243,274	12,399,676
Citadel Broadcasting Corp.	682,500	11,909,625
Comcast Corp. Class A (special) (a)	469,500	13,089,660
Dow Jones & Co., Inc.	296,300	14,195,733
News Corp. Ltd. ADR	333,000	11,981,340
Pixar (a)	202,800	13,072,488
Time Warner, Inc. (a)	4,261,150	71,842,989
Tribune Co.	600,320	30,280,141
Univision Communications, Inc. Class A (a)	472,500	15,597,225
Viacom, Inc. Class B (non-vtg.)	803,665	31,511,705
Vivendi Universal SA sponsored ADR (a)	477,300	12,667,542
Walt Disney Co.	2,042,090	51,031,829
		304,934,009
Specialty Retail - 2.2%
Gap, Inc.	911,900	19,988,848
Home Depot, Inc.	917,800	34,289,008
Lowe's Companies, Inc.	151,350	8,495,276
Sherwin-Williams Co.	303,200	11,651,976
		74,425,108
Textiles Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)	239,200	9,804,808
NIKE, Inc. Class B	373,900	29,115,593
Polo Ralph Lauren Corp. Class A	470,300	16,121,884
		55,042,285
TOTAL CONSUMER DISCRETIONARY		517,083,464
CONSUMER STAPLES - 9.1%
Beverages - 1.8%
PepsiCo, Inc.	415,900	22,396,215
The Coca-Cola Co.	801,800	40,330,540
		62,726,755

	Shares	Value (Note 1)
Food & Staples Retailing - 2.7%
Safeway, Inc. (a)	913,200	$ 18,793,656
Wal-Mart Stores, Inc.	1,260,300	75,227,307
		94,020,963
Food Products - 0.5%
Kellogg Co.	409,800	16,080,552
Household Products - 1.1%
Colgate-Palmolive Co.	167,500	9,229,250
Procter & Gamble Co.	252,000	26,429,760
		35,659,010
Personal Products - 2.1%
Alberto-Culver Co.	734,715	32,231,947
Gillette Co.	1,015,200	39,694,320
		71,926,267
Tobacco - 0.9%
Altria Group, Inc.	557,470	30,354,242
TOTAL CONSUMER STAPLES		310,767,789
ENERGY - 5.2%
Energy Equipment & Services - 1.9%
Nabors Industries Ltd. (a)	276,000	12,627,000
Rowan Companies, Inc. (a)	405,600	8,554,104
Schlumberger Ltd. (NY Shares)	690,000	44,056,500
		65,237,604
Oil & Gas - 3.3%
ChevronTexaco Corp.	366,900	32,206,482
Exxon Mobil Corp.	1,293,800	53,809,142
Valero Energy Corp.	277,500	16,638,900
XTO Energy, Inc.	483,875	12,213,005
		114,867,529
TOTAL ENERGY		180,105,133
FINANCIALS - 15.6%
Capital Markets - 4.6%
Ameritrade Holding Corp. (a)	605,134	9,319,064
Bank of New York Co., Inc.	830,200	26,151,300
Charles Schwab Corp.	743,200	8,628,552
J.P. Morgan Chase & Co.	457,200	19,179,540
Knight Trading Group, Inc. (a)	696,600	8,818,956
Legg Mason, Inc.	227,600	21,116,728
Morgan Stanley	1,003,100	57,477,630
Waddell & Reed Financial, Inc. Class A	335,700	8,231,364
		158,923,134
Commercial Banks - 3.4%
Bank of America Corp.	530,100	42,927,498
Bank One Corp.	978,700	53,358,724
Wells Fargo & Co.	341,600	19,358,472
		115,644,694
Consumer Finance - 2.4%
American Express Co.	927,800	48,106,430
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp.	932,500	$ 25,764,975
SFCG Co. Ltd.	45,620	9,187,877
		83,059,282
Diversified Financial Services - 3.1%
Citigroup, Inc.	1,853,766	95,839,702
Deutsche Boerse AG	185,814	10,568,081
		106,407,783
Insurance - 1.8%
American International Group, Inc.	849,364	60,602,121
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	166,900	12,409,015
TOTAL FINANCIALS		537,046,029
HEALTH CARE - 14.8%
Biotechnology - 3.0%
Amgen, Inc. (a)	321,900	18,724,923
Cephalon, Inc. (a)	369,300	21,164,583
Genzyme Corp. - General Division (a)	485,200	22,823,808
Gilead Sciences, Inc. (a)	230,400	12,849,408
Millennium Pharmaceuticals, Inc. (a)	865,500	14,626,950
Protein Design Labs, Inc. (a)	635,100	15,128,082
		105,317,754
Health Care Equipment & Supplies - 2.6%
Bio-Rad Laboratories, Inc. Class A (a)	130,700	7,367,559
Boston Scientific Corp. (a)	681,900	28,898,922
Medtronic, Inc.	703,300	33,582,575
Stryker Corp.	206,900	18,316,857
		88,165,913
Pharmaceuticals - 9.2%
Allergan, Inc.	294,500	24,785,120
AstraZeneca PLC sponsored ADR	532,000	24,860,360
Bristol-Myers Squibb Co.	828,760	20,080,855
Eli Lilly & Co.	202,800	13,567,320
Forest Laboratories, Inc. (a)	357,000	25,568,340
Johnson & Johnson	627,600	31,831,872
Medicis Pharmaceutical Corp. Class A	400,200	16,008,000
Merck & Co., Inc.	1,122,810	49,616,974
Pfizer, Inc.	2,151,105	75,396,230
Roche Holding AG (participation certificate)	164,050	16,047,101
Schering-Plough Corp.	1,085,200	17,601,944
		315,364,116
TOTAL HEALTH CARE		508,847,783
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.5%
Boeing Co.	404,800	16,625,136

	Shares	Value (Note 1)
Honeywell International, Inc.	687,000	$ 23,254,950
Precision Castparts Corp.	255,200	11,236,456
		51,116,542
Air Freight & Logistics - 0.3%
FedEx Corp.	118,300	8,891,428
Airlines - 0.4%
Southwest Airlines Co.	960,200	13,644,442
Building Products - 0.7%
American Standard Companies, Inc. (a)	215,600	24,524,500
Industrial Conglomerates - 5.1%
3M Co.	399,800	32,731,626
General Electric Co.	3,066,000	93,574,320
Tyco International Ltd.	1,670,900	47,871,285
		174,177,231
Machinery - 2.1%
Caterpillar, Inc.	635,300	50,233,171
Graco, Inc.	796,875	23,197,031
		73,430,202
TOTAL INDUSTRIALS		345,784,345
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 4.2%
CIENA Corp. (a)	2,281,700	11,340,049
Cisco Systems, Inc. (a)	3,773,339	88,748,933
Juniper Networks, Inc. (a)	442,700	11,514,627
Motorola, Inc.	1,411,700	24,845,920
UTStarcom, Inc. (a)	318,600	9,162,936
		145,612,465
Computers & Peripherals - 5.8%
Apple Computer, Inc. (a)	547,200	14,801,760
Dell, Inc. (a)	2,094,000	70,400,280
EMC Corp. (a)	2,331,700	31,734,437
Hewlett-Packard Co.	748,900	17,104,876
International Business Machines Corp.	467,700	42,953,568
Storage Technology Corp. (a)	481,100	13,389,013
Toshiba Corp.	2,127,000	9,628,311
		200,012,245
Electronic Equipment & Instruments - 1.1%
Hon Hai Precision Industries Co. Ltd.	2,112,000	9,133,839
Solectron Corp. (a)	2,217,900	12,264,987
Thermo Electron Corp. (a)	318,400	9,004,352
Vishay Intertechnology, Inc. (a)	333,000	7,106,220
		37,509,398
Internet Software & Services - 1.4%
CNET Networks, Inc. (a)	1,074,600	11,100,618
Yahoo!, Inc. (a)	745,900	36,243,281
		47,343,899
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	744,500	10,624,494
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.8%
Altera Corp. (a)	653,300	$ 13,359,985
Analog Devices, Inc.	702,300	33,717,423
Applied Materials, Inc. (a)	653,900	13,980,382
Intel Corp.	2,470,900	67,208,480
KLA-Tencor Corp. (a)	155,900	7,849,565
Marvell Technology Group Ltd. (a)	374,300	16,862,215
Micrel, Inc. (a)	565,700	7,552,095
Texas Instruments, Inc.	2,102,500	61,435,050
Tokyo Electron Ltd.	158,400	10,557,974
		232,523,169
Software - 4.2%
Amdocs Ltd. (a)	318,500	8,851,115
Ascential Software Corp. (a)	520,400	11,407,168
Microsoft Corp.	4,127,598	103,066,122
Oracle Corp. (a)	1,836,400	22,055,164
		145,379,569
TOTAL INFORMATION TECHNOLOGY		819,005,239
MATERIALS - 1.8%
Chemicals - 1.8%
Dow Chemical Co.	619,000	24,933,320
Monsanto Co.	1,023,200	37,520,744
		62,454,064
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.8%
SBC Communications, Inc.	645,800	15,847,932
Verizon Communications, Inc.	1,257,900	45,963,666
		61,811,598
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	746,200	18,453,526
Nextel Partners, Inc. Class A (a)	690,800	8,745,528
		27,199,054
TOTAL TELECOMMUNICATION SERVICES		89,010,652
TOTAL COMMON STOCKS (Cost $2,960,609,844)		3,370,104,498
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (c)	262,000	917,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		917,000
Money Market Funds - 2.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b) (Cost $99,350,046)	99,350,046	$ 99,350,046
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $3,061,400,890)	3,470,371,544
NET OTHER ASSETS - (1.0)%	(35,772,381)
NET ASSETS - 100%	$ 3,434,599,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $929,779,264 and $985,333,535, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $45,761 for the period.
Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $1,536,344,000 of which $78,295,000, $727,504,000 and $730,545,000 will expire on September 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending September 30, 2004 approximately $33,558,000 of losses recognized during the period November 1, 2002 to September 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,482,436) (cost $3,061,400,890) - See accompanying schedule		$ 3,470,371,544
Foreign currency held at value (cost $536,633)		551,424
Receivable for investments sold		33,531,257
Receivable for fund shares sold		126,651
Dividends receivable		4,265,306
Interest receivable		86,247
Prepaid expenses		13,467
Other affiliated receivables		22,209
Other receivables		485,372
Total assets		3,509,453,477

Liabilities
Payable for investments purchased	$ 21,720,512
Payable for fund shares redeemed	1,630,174
Accrued management fee	1,275,641
Distribution fees payable	9,190
Other affiliated payables	238,060
Other payables and accrued expenses	59,637
Collateral on securities loaned, at value	49,921,100
Total liabilities		74,854,314

Net Assets		$ 3,434,599,163
Net Assets consist of:
Paid in capital		$ 4,469,128,603
Undistributed net investment income		5,890,808
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,449,411,087)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		408,990,839
Net Assets		$ 3,434,599,163
Class O: Net Asset Value, offering price and redemption price per share ($3,389,979,154 ÷ 275,097,273 shares)		$ 12.32
Class N: Net Asset Value, offering price and redemption price per share ($44,620,009 ÷ 3,677,857 shares)		$ 12.13

Statement of Operations

	Six months ended March 31, 2004 (Unaudited)

Investment Income
Dividends		$ 22,334,459
Interest		418,294
Security lending		68,865
Total income		22,821,618

Expenses
Management fee	$ 7,636,073
Transfer agent fees	232,729
Distribution fees	26,073
Accounting and security lending fees	422,161
Non-interested trustees' compensation	10,782
Appreciation in deferred trustee compensation account	11,273
Custodian fees and expenses	54,912
Registration fees	12,645
Audit	29,833
Legal	12,623
Miscellaneous	18,782
Total expenses before reductions	8,467,886
Expense reductions	(319,627)	8,148,259
Net investment income (loss)		14,673,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	170,292,973
Foreign currency transactions	77,651
Total net realized gain (loss)		170,370,624
Change in net unrealized appreciation (depreciation) on: Investment securities	201,843,166
Assets and liabilities in foreign currencies	(2,575)
Total change in net unrealized appreciation (depreciation)		201,840,591
Net gain (loss)		372,211,215
Net increase (decrease) in net assets resulting from operations		$ 386,884,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,673,359	$ 25,301,882
Net realized gain (loss)	170,370,624	(117,691,333)
Change in net unrealized appreciation (depreciation)	201,840,591	632,421,993
Net increase (decrease) in net assets resulting from operations	386,884,574	540,032,542
Distributions to shareholders from net investment income	(25,344,154)	(26,507,914)
Share transactions - net increase (decrease)	(102,304,145)	(118,216,917)
Total increase (decrease) in net assets	259,236,275	395,307,711

Net Assets
Beginning of period	3,175,362,888	2,780,055,177
End of period (including undistributed net investment income of $5,890,808 and undistributed net investment income of $16,561,603, respectively)	$ 3,434,599,163	$ 3,175,362,888

Financial Highlights - Class O

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Income from Investment Operations
Net investment income (loss)E	.05	.09	.10	.12	.20	.42
Net realized and unrealized gain (loss)	1.30	1.75	(2.23)	(6.74)	(.77)	4.13
Total from investment operations	1.35	1.84	(2.13)	(6.62)	(.57)	4.55
Distributions from net investment income	(.09)	(.09)	(.12)	(.13)	(.44)	(.42)
Distributions from net realized gain	-	-	-	(3.78)	(3.44)	(2.17)
Total distributions	(.09)	(.09)	(.12)	(3.91)	(3.88)	(2.59)
Net asset value, end of period	$ 12.32	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Total ReturnB,C,D	12.24%	19.88%	(18.69)%	(34.55)%	(3.23)%	18.99%
Ratios to Average Net AssetsF
Expenses before expense reductions	.49%A	.49%	.48%	.40%	.27%	.32%
Expenses net of voluntary waivers, if any	.49%A	.49%	.48%	.40%	.27%	.32%
Expenses net of all reductions	.47%A	.46%	.44%	.37%	.25%	.31%
Net investment income (loss)	.87%A	.85%	.80%	.75%	.85%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,389,979	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155
Portfolio turnover rate	56%A	71%	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss)E	.01	-H	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	1.27	1.73	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	1.28	1.73	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.02)	(.02)	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	-	-	(3.78)	(3.44)	-
Total distributions	(.02)	(.02)	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 12.13	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total ReturnB,C,D	11.78%	18.91%	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.24%A	1.36%	1.36%	1.30%	1.14%	1.18%A
Expenses net of voluntary waivers, if any	1.24%A	1.36%	1.36%	1.30%	1.14%	1.18%A
Expenses net of all reductions	1.23%A	1.32%	1.31%	1.27%	1.12%	1.17%A
Net investment income (loss)	.11%A	(.01)%	(.07)%	(.15)%	(.02)%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,620	$ 31,240	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	56%A	71%	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 566,852,490
Unrealized depreciation	(206,791,241)
Net unrealized appreciation (depreciation)	$ 360,061,249
Cost for federal income tax purposes	$ 3,110,310,295

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $26,073. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 108,491	.01*
Class N	124,238	.63*
	$ 232,729

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $569,072 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $319,569 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $58.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2004	Year ended September 30, 2003
From net investment income
Class O	$ 25,279,595	$ 26,474,906
Class N	64,559	33,008
Total	$ 25,344,154	$ 26,507,914

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2004	Year ended September 30, 2003	Six months ended March 31, 2004	Year ended September 30, 2003
Class O
Shares sold	3,287,560	8,477,152	$ 39,566,195	$ 86,266,760
Reinvestment of distributions	1,766,801	2,203,012	20,777,619	21,743,732
Shares redeemed	(14,229,222)	(23,642,752)	(172,157,554)	(241,397,881)
Net increase (decrease)	(9,174,861)	(12,962,588)	$ (111,813,740)	$ (133,387,389)
Class N
Shares sold	894,119	1,600,255	$ 10,591,894	$ 16,168,446
Reinvestment of distributions	4,578	2,774	53,108	27,078
Shares redeemed	(95,766)	(100,739)	(1,135,407)	(1,025,052)
Net increase (decrease)	802,931	1,502,290	$ 9,509,595	$ 15,170,472

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle_logo)
Printed on recycled paper

DESIN-USAN-0504
1.791869.100

Fidelity Destiny (registered trademark)

Portfolios:

Destiny I - Class O

Semiannual Report

March 31, 2004

Contents

Semiannual Report

Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of March 31, 2004		as of September 30, 2003
Microsoft Corp.		Microsoft Corp.
Citigroup, Inc.		Wal-Mart Stores, Inc.
General Electric Co.		General Electric Co.
Cisco Systems, Inc.		Citigroup, Inc.
Pfizer, Inc.		Dell, Inc.
Wal-Mart Stores, Inc.		Cisco Systems, Inc.
Time Warner, Inc.		Merck & Co., Inc.
Dell, Inc.		Pfizer, Inc.
Intel Corp.		Intel Corp.
Texas Instruments, Inc.		Bank of America Corp.
Top Five Market Sectors
as of March 31, 2004	% of fund's net assets	as of September 30, 2003	% of fund's net assets
Information Technology	23.8	Information Technology	23.7
Financials	15.6	Health Care	17.0
Consumer Discretionary	15.1	Consumer Discretionary	14.9
Health Care	14.8	Financials	14.0
Industrials	10.1	Industrials	9.7

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.1%
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	387,300	$ 17,393,643
CBRL Group, Inc.	269,500	10,682,980
Hilton Group PLC	2,704,838	11,333,486
		39,410,109
Household Durables - 0.4%
Garmin Ltd.	319,400	13,641,574
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	295,200	12,776,256
eBay, Inc. (a)	243,100	16,854,123
		29,630,379
Media - 8.9%
Belo Corp. Series A	553,100	15,354,056
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	243,274	12,399,676
Citadel Broadcasting Corp.	682,500	11,909,625
Comcast Corp. Class A (special) (a)	469,500	13,089,660
Dow Jones & Co., Inc.	296,300	14,195,733
News Corp. Ltd. ADR	333,000	11,981,340
Pixar (a)	202,800	13,072,488
Time Warner, Inc. (a)	4,261,150	71,842,989
Tribune Co.	600,320	30,280,141
Univision Communications, Inc. Class A (a)	472,500	15,597,225
Viacom, Inc. Class B (non-vtg.)	803,665	31,511,705
Vivendi Universal SA sponsored ADR (a)	477,300	12,667,542
Walt Disney Co.	2,042,090	51,031,829
		304,934,009
Specialty Retail - 2.2%
Gap, Inc.	911,900	19,988,848
Home Depot, Inc.	917,800	34,289,008
Lowe's Companies, Inc.	151,350	8,495,276
Sherwin-Williams Co.	303,200	11,651,976
		74,425,108
Textiles Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)	239,200	9,804,808
NIKE, Inc. Class B	373,900	29,115,593
Polo Ralph Lauren Corp. Class A	470,300	16,121,884
		55,042,285
TOTAL CONSUMER DISCRETIONARY		517,083,464
CONSUMER STAPLES - 9.1%
Beverages - 1.8%
PepsiCo, Inc.	415,900	22,396,215
The Coca-Cola Co.	801,800	40,330,540
		62,726,755

	Shares	Value (Note 1)
Food & Staples Retailing - 2.7%
Safeway, Inc. (a)	913,200	$ 18,793,656
Wal-Mart Stores, Inc.	1,260,300	75,227,307
		94,020,963
Food Products - 0.5%
Kellogg Co.	409,800	16,080,552
Household Products - 1.1%
Colgate-Palmolive Co.	167,500	9,229,250
Procter & Gamble Co.	252,000	26,429,760
		35,659,010
Personal Products - 2.1%
Alberto-Culver Co.	734,715	32,231,947
Gillette Co.	1,015,200	39,694,320
		71,926,267
Tobacco - 0.9%
Altria Group, Inc.	557,470	30,354,242
TOTAL CONSUMER STAPLES		310,767,789
ENERGY - 5.2%
Energy Equipment & Services - 1.9%
Nabors Industries Ltd. (a)	276,000	12,627,000
Rowan Companies, Inc. (a)	405,600	8,554,104
Schlumberger Ltd. (NY Shares)	690,000	44,056,500
		65,237,604
Oil & Gas - 3.3%
ChevronTexaco Corp.	366,900	32,206,482
Exxon Mobil Corp.	1,293,800	53,809,142
Valero Energy Corp.	277,500	16,638,900
XTO Energy, Inc.	483,875	12,213,005
		114,867,529
TOTAL ENERGY		180,105,133
FINANCIALS - 15.6%
Capital Markets - 4.6%
Ameritrade Holding Corp. (a)	605,134	9,319,064
Bank of New York Co., Inc.	830,200	26,151,300
Charles Schwab Corp.	743,200	8,628,552
J.P. Morgan Chase & Co.	457,200	19,179,540
Knight Trading Group, Inc. (a)	696,600	8,818,956
Legg Mason, Inc.	227,600	21,116,728
Morgan Stanley	1,003,100	57,477,630
Waddell & Reed Financial, Inc. Class A	335,700	8,231,364
		158,923,134
Commercial Banks - 3.4%
Bank of America Corp.	530,100	42,927,498
Bank One Corp.	978,700	53,358,724
Wells Fargo & Co.	341,600	19,358,472
		115,644,694
Consumer Finance - 2.4%
American Express Co.	927,800	48,106,430
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp.	932,500	$ 25,764,975
SFCG Co. Ltd.	45,620	9,187,877
		83,059,282
Diversified Financial Services - 3.1%
Citigroup, Inc.	1,853,766	95,839,702
Deutsche Boerse AG	185,814	10,568,081
		106,407,783
Insurance - 1.8%
American International Group, Inc.	849,364	60,602,121
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	166,900	12,409,015
TOTAL FINANCIALS		537,046,029
HEALTH CARE - 14.8%
Biotechnology - 3.0%
Amgen, Inc. (a)	321,900	18,724,923
Cephalon, Inc. (a)	369,300	21,164,583
Genzyme Corp. - General Division (a)	485,200	22,823,808
Gilead Sciences, Inc. (a)	230,400	12,849,408
Millennium Pharmaceuticals, Inc. (a)	865,500	14,626,950
Protein Design Labs, Inc. (a)	635,100	15,128,082
		105,317,754
Health Care Equipment & Supplies - 2.6%
Bio-Rad Laboratories, Inc. Class A (a)	130,700	7,367,559
Boston Scientific Corp. (a)	681,900	28,898,922
Medtronic, Inc.	703,300	33,582,575
Stryker Corp.	206,900	18,316,857
		88,165,913
Pharmaceuticals - 9.2%
Allergan, Inc.	294,500	24,785,120
AstraZeneca PLC sponsored ADR	532,000	24,860,360
Bristol-Myers Squibb Co.	828,760	20,080,855
Eli Lilly & Co.	202,800	13,567,320
Forest Laboratories, Inc. (a)	357,000	25,568,340
Johnson & Johnson	627,600	31,831,872
Medicis Pharmaceutical Corp. Class A	400,200	16,008,000
Merck & Co., Inc.	1,122,810	49,616,974
Pfizer, Inc.	2,151,105	75,396,230
Roche Holding AG (participation certificate)	164,050	16,047,101
Schering-Plough Corp.	1,085,200	17,601,944
		315,364,116
TOTAL HEALTH CARE		508,847,783
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.5%
Boeing Co.	404,800	16,625,136

	Shares	Value (Note 1)
Honeywell International, Inc.	687,000	$ 23,254,950
Precision Castparts Corp.	255,200	11,236,456
		51,116,542
Air Freight & Logistics - 0.3%
FedEx Corp.	118,300	8,891,428
Airlines - 0.4%
Southwest Airlines Co.	960,200	13,644,442
Building Products - 0.7%
American Standard Companies, Inc. (a)	215,600	24,524,500
Industrial Conglomerates - 5.1%
3M Co.	399,800	32,731,626
General Electric Co.	3,066,000	93,574,320
Tyco International Ltd.	1,670,900	47,871,285
		174,177,231
Machinery - 2.1%
Caterpillar, Inc.	635,300	50,233,171
Graco, Inc.	796,875	23,197,031
		73,430,202
TOTAL INDUSTRIALS		345,784,345
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 4.2%
CIENA Corp. (a)	2,281,700	11,340,049
Cisco Systems, Inc. (a)	3,773,339	88,748,933
Juniper Networks, Inc. (a)	442,700	11,514,627
Motorola, Inc.	1,411,700	24,845,920
UTStarcom, Inc. (a)	318,600	9,162,936
		145,612,465
Computers & Peripherals - 5.8%
Apple Computer, Inc. (a)	547,200	14,801,760
Dell, Inc. (a)	2,094,000	70,400,280
EMC Corp. (a)	2,331,700	31,734,437
Hewlett-Packard Co.	748,900	17,104,876
International Business Machines Corp.	467,700	42,953,568
Storage Technology Corp. (a)	481,100	13,389,013
Toshiba Corp.	2,127,000	9,628,311
		200,012,245
Electronic Equipment & Instruments - 1.1%
Hon Hai Precision Industries Co. Ltd.	2,112,000	9,133,839
Solectron Corp. (a)	2,217,900	12,264,987
Thermo Electron Corp. (a)	318,400	9,004,352
Vishay Intertechnology, Inc. (a)	333,000	7,106,220
		37,509,398
Internet Software & Services - 1.4%
CNET Networks, Inc. (a)	1,074,600	11,100,618
Yahoo!, Inc. (a)	745,900	36,243,281
		47,343,899
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	744,500	10,624,494
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.8%
Altera Corp. (a)	653,300	$ 13,359,985
Analog Devices, Inc.	702,300	33,717,423
Applied Materials, Inc. (a)	653,900	13,980,382
Intel Corp.	2,470,900	67,208,480
KLA-Tencor Corp. (a)	155,900	7,849,565
Marvell Technology Group Ltd. (a)	374,300	16,862,215
Micrel, Inc. (a)	565,700	7,552,095
Texas Instruments, Inc.	2,102,500	61,435,050
Tokyo Electron Ltd.	158,400	10,557,974
		232,523,169
Software - 4.2%
Amdocs Ltd. (a)	318,500	8,851,115
Ascential Software Corp. (a)	520,400	11,407,168
Microsoft Corp.	4,127,598	103,066,122
Oracle Corp. (a)	1,836,400	22,055,164
		145,379,569
TOTAL INFORMATION TECHNOLOGY		819,005,239
MATERIALS - 1.8%
Chemicals - 1.8%
Dow Chemical Co.	619,000	24,933,320
Monsanto Co.	1,023,200	37,520,744
		62,454,064
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.8%
SBC Communications, Inc.	645,800	15,847,932
Verizon Communications, Inc.	1,257,900	45,963,666
		61,811,598
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	746,200	18,453,526
Nextel Partners, Inc. Class A (a)	690,800	8,745,528
		27,199,054
TOTAL TELECOMMUNICATION SERVICES		89,010,652
TOTAL COMMON STOCKS (Cost $2,960,609,844)		3,370,104,498
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (c)	262,000	917,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		917,000
Money Market Funds - 2.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b) (Cost $99,350,046)	99,350,046	$ 99,350,046
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $3,061,400,890)	3,470,371,544
NET OTHER ASSETS - (1.0)%	(35,772,381)
NET ASSETS - 100%	$ 3,434,599,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $929,779,264 and $985,333,535, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $45,761 for the period.
Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $1,536,344,000 of which $78,295,000, $727,504,000 and $730,545,000 will expire on September 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending September 30, 2004 approximately $33,558,000 of losses recognized during the period November 1, 2002 to September 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,482,436) (cost $3,061,400,890) - See accompanying schedule		$ 3,470,371,544
Foreign currency held at value (cost $536,633)		551,424
Receivable for investments sold		33,531,257
Receivable for fund shares sold		126,651
Dividends receivable		4,265,306
Interest receivable		86,247
Prepaid expenses		13,467
Other affiliated receivables		22,209
Other receivables		485,372
Total assets		3,509,453,477

Liabilities
Payable for investments purchased	$ 21,720,512
Payable for fund shares redeemed	1,630,174
Accrued management fee	1,275,641
Distribution fees payable	9,190
Other affiliated payables	238,060
Other payables and accrued expenses	59,637
Collateral on securities loaned, at value	49,921,100
Total liabilities		74,854,314

Net Assets		$ 3,434,599,163
Net Assets consist of:
Paid in capital		$ 4,469,128,603
Undistributed net investment income		5,890,808
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,449,411,087)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		408,990,839
Net Assets		$ 3,434,599,163
Class O: Net Asset Value, offering price and redemption price per share ($3,389,979,154 ÷ 275,097,273 shares)		$ 12.32
Class N: Net Asset Value, offering price and redemption price per share ($44,620,009 ÷ 3,677,857 shares)		$ 12.13

Statement of Operations

	Six months ended March 31, 2004 (Unaudited)

Investment Income
Dividends		$ 22,334,459
Interest		418,294
Security lending		68,865
Total income		22,821,618

Expenses
Management fee	$ 7,636,073
Transfer agent fees	232,729
Distribution fees	26,073
Accounting and security lending fees	422,161
Non-interested trustees' compensation	10,782
Appreciation in deferred trustee compensation account	11,273
Custodian fees and expenses	54,912
Registration fees	12,645
Audit	29,833
Legal	12,623
Miscellaneous	18,782
Total expenses before reductions	8,467,886
Expense reductions	(319,627)	8,148,259
Net investment income (loss)		14,673,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	170,292,973
Foreign currency transactions	77,651
Total net realized gain (loss)		170,370,624
Change in net unrealized appreciation (depreciation) on: Investment securities	201,843,166
Assets and liabilities in foreign currencies	(2,575)
Total change in net unrealized appreciation (depreciation)		201,840,591
Net gain (loss)		372,211,215
Net increase (decrease) in net assets resulting from operations		$ 386,884,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,673,359	$ 25,301,882
Net realized gain (loss)	170,370,624	(117,691,333)
Change in net unrealized appreciation (depreciation)	201,840,591	632,421,993
Net increase (decrease) in net assets resulting from operations	386,884,574	540,032,542
Distributions to shareholders from net investment income	(25,344,154)	(26,507,914)
Share transactions - net increase (decrease)	(102,304,145)	(118,216,917)
Total increase (decrease) in net assets	259,236,275	395,307,711

Net Assets
Beginning of period	3,175,362,888	2,780,055,177
End of period (including undistributed net investment income of $5,890,808 and undistributed net investment income of $16,561,603, respectively)	$ 3,434,599,163	$ 3,175,362,888

Financial Highlights - Class O

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Income from Investment Operations
Net investment income (loss)E	.05	.09	.10	.12	.20	.42
Net realized and unrealized gain (loss)	1.30	1.75	(2.23)	(6.74)	(.77)	4.13
Total from investment operations	1.35	1.84	(2.13)	(6.62)	(.57)	4.55
Distributions from net investment income	(.09)	(.09)	(.12)	(.13)	(.44)	(.42)
Distributions from net realized gain	-	-	-	(3.78)	(3.44)	(2.17)
Total distributions	(.09)	(.09)	(.12)	(3.91)	(3.88)	(2.59)
Net asset value, end of period	$ 12.32	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Total ReturnB,C,D	12.24%	19.88%	(18.69)%	(34.55)%	(3.23)%	18.99%
Ratios to Average Net AssetsF
Expenses before expense reductions	.49%A	.49%	.48%	.40%	.27%	.32%
Expenses net of voluntary waivers, if any	.49%A	.49%	.48%	.40%	.27%	.32%
Expenses net of all reductions	.47%A	.46%	.44%	.37%	.25%	.31%
Net investment income (loss)	.87%A	.85%	.80%	.75%	.85%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,389,979	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155
Portfolio turnover rate	56%A	71%	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss)E	.01	-H	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	1.27	1.73	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	1.28	1.73	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.02)	(.02)	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	-	-	(3.78)	(3.44)	-
Total distributions	(.02)	(.02)	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 12.13	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total ReturnB,C,D	11.78%	18.91%	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.24%A	1.36%	1.36%	1.30%	1.14%	1.18%A
Expenses net of voluntary waivers, if any	1.24%A	1.36%	1.36%	1.30%	1.14%	1.18%A
Expenses net of all reductions	1.23%A	1.32%	1.31%	1.27%	1.12%	1.17%A
Net investment income (loss)	.11%A	(.01)%	(.07)%	(.15)%	(.02)%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,620	$ 31,240	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	56%A	71%	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 566,852,490
Unrealized depreciation	(206,791,241)
Net unrealized appreciation (depreciation)	$ 360,061,249
Cost for federal income tax purposes	$ 3,110,310,295

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $26,073. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 108,491	.01*
Class N	124,238	.63*
	$ 232,729

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $569,072 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $319,569 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $58.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2004	Year ended September 30, 2003
From net investment income
Class O	$ 25,279,595	$ 26,474,906
Class N	64,559	33,008
Total	$ 25,344,154	$ 26,507,914

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2004	Year ended September 30, 2003	Six months ended March 31, 2004	Year ended September 30, 2003
Class O
Shares sold	3,287,560	8,477,152	$ 39,566,195	$ 86,266,760
Reinvestment of distributions	1,766,801	2,203,012	20,777,619	21,743,732
Shares redeemed	(14,229,222)	(23,642,752)	(172,157,554)	(241,397,881)
Net increase (decrease)	(9,174,861)	(12,962,588)	$ (111,813,740)	$ (133,387,389)
Class N
Shares sold	894,119	1,600,255	$ 10,591,894	$ 16,168,446
Reinvestment of distributions	4,578	2,774	53,108	27,078
Shares redeemed	(95,766)	(100,739)	(1,135,407)	(1,025,052)
Net increase (decrease)	802,931	1,502,290	$ 9,509,595	$ 15,170,472

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle_logo)
Printed on recycled paper

DESIO-USAN-0504
1.791867.100

Fidelity Destiny (registered trademark)

Portfolios:

Destiny II - Class N

Semiannual Report

March 31, 2004

Contents

Semiannual Report

Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of March 31, 2004		as of September 30, 2003
Verizon Communications, Inc.		Merck & Co., Inc.
Microsoft Corp.		Johnson & Johnson
SBC Communications, Inc.		Microsoft Corp.
Procter & Gamble Co.		Procter & Gamble Co.
SLM Corp.		Tyco International Ltd.
Northrop Grumman Corp.		SBC Communications, Inc.
Viacom, Inc. Class B (non-vtg.)		Berkshire Hathaway, Inc.
ITT Industries, Inc.		Verizon Communications, Inc.
Lockheed Martin Corp.		Lockheed Martin Corp.
Berkshire Hathaway, Inc.		3M Co.
Top Five Market Sectors
as of March 31, 2004	% of fund's net assets	as of September 30, 2003	% of fund's net assets
Consumer Discretionary	17.6	Health Care	22.8
Industrials	16.3	Industrials	19.4
Health Care	14.0	Information Technology	11.8
Telecommunication Services	13.3	Energy	8.1
Consumer Staples	10.3	Telecommunication Services	7.8

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.1%
Gentex Corp.	2,800	$ 121,464
Johnson Controls, Inc.	46,900	2,774,135
		2,895,599
Automobiles - 0.1%
Winnebago Industries, Inc.	179,500	5,595,015
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	387,400	17,417,504
McDonald's Corp.	466,000	13,313,620
Shuffle Master, Inc. (a)	722,351	33,582,098
		64,313,222
Household Durables - 0.0%
Garmin Ltd.	34,429	1,470,463
Sharp Corp.	3,000	53,486
		1,523,949
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	77,000	3,332,560
Leisure Equipment & Products - 0.0%
Brunswick Corp.	12,700	518,541
Media - 15.0%
British Sky Broadcasting Group PLC (BSkyB)	7,330,200	91,804,101
Cumulus Media, Inc. Class A (a)	586,400	11,722,136
Fox Entertainment Group, Inc. Class A (a)	3,007,800	81,511,380
Lamar Advertising Co. Class A (a)	979,500	39,395,490
Liberty Media Corp. Class A (a)	7,114,600	77,904,870
News Corp. Ltd.:
ADR	1,613,600	58,057,328
sponsored ADR	700,892	22,225,285
Pixar (a)	1,135,726	73,208,898
Radio One, Inc. Class D (non-vtg.) (a)	82,000	1,517,000
Sogecable SA (a)	817,455	34,348,154
The DIRECTV Group, Inc. (a)	3,566,318	54,849,971
Time Warner, Inc. (a)	1,981,600	33,409,776
Viacom, Inc. Class B (non-vtg.)	3,979,930	156,053,055
Walt Disney Co.	1,750,800	43,752,492
XM Satellite Radio Holdings, Inc. Class A (a)	4,100	114,800
		779,874,736
Specialty Retail - 1.1%
CarMax, Inc. (a)	325,200	9,495,840
Dixons Group PLC	2,048,600	5,823,369
Home Depot, Inc.	766,200	28,625,232
Monro Muffler Brake, Inc. (a)	504,929	12,618,176
Staples, Inc.	15,200	385,928
		56,948,545

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	10,600	$ 825,422
TOTAL CONSUMER DISCRETIONARY		915,827,589
CONSUMER STAPLES - 10.3%
Beverages - 1.8%
PepsiCo, Inc.	1,202,100	64,733,085
The Coca-Cola Co.	561,500	28,243,450
		92,976,535
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	838,500	50,050,065
Food Products - 2.9%
Bunge Ltd.	127,060	5,110,353
Hormel Foods Corp.	614,465	18,022,258
Kellogg Co.	452,200	17,744,328
Kraft Foods, Inc. Class A	2,050,400	65,633,304
McCormick & Co., Inc. (non-vtg.)	901,400	30,214,928
Smithfield Foods, Inc. (a)	313,900	8,512,968
SunOpta, Inc. (a)	389,100	3,867,109
		149,105,248
Household Products - 4.2%
Procter & Gamble Co.	2,064,700	216,545,736
Personal Products - 0.2%
Avon Products, Inc.	164,400	12,473,028
Tobacco - 0.3%
UST, Inc.	401,300	14,486,930
TOTAL CONSUMER STAPLES		535,637,542
ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Pride International, Inc. (a)	1,157,809	19,752,222
Rowan Companies, Inc. (a)	275,333	5,806,773
		25,558,995
Oil & Gas - 0.4%
Apache Corp.	90,220	3,894,797
Exxon Mobil Corp.	389,600	16,203,464
		20,098,261
TOTAL ENERGY		45,657,256
FINANCIALS - 8.5%
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	8,400	876,540
Morgan Stanley	20,550	1,177,515
		2,054,055
Commercial Banks - 0.8%
Bank of America Corp.	61,200	4,955,976
Boston Private Financial Holdings, Inc.	738,000	20,664,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
State Bank of India	141,500	$ 1,977,083
Wintrust Financial Corp.	307,600	14,958,588
		42,555,647
Consumer Finance - 4.4%
American Express Co.	20,500	1,062,925
Capital One Financial Corp.	163,900	12,362,977
SLM Corp.	5,126,800	214,556,580
		227,982,482
Diversified Financial Services - 0.0%
Citigroup, Inc.	600	31,020
Insurance - 2.3%
American International Group, Inc.	1,400	99,890
Berkshire Hathaway, Inc.:
Class A (a)	614	57,286,200
Class B (a)	18,162	56,502,164
Scottish Re Group Ltd.	245,860	5,947,353
Travelers Property Casualty Corp. Class B	3,700	63,899
		119,899,506
Real Estate - 0.5%
Spirit Finance Corp. (c)	2,489,700	24,897,000
Thrifts & Mortgage Finance - 0.5%
Sovereign Bancorp, Inc.	1,113,200	23,844,744
TOTAL FINANCIALS		441,264,454
HEALTH CARE - 14.0%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	185,800	10,330,480
Dendreon Corp. (a)	1,057,700	14,067,410
Genentech, Inc. (a)	570,000	60,317,400
Millennium Pharmaceuticals, Inc. (a)	1,461,600	24,701,040
		109,416,330
Health Care Equipment & Supplies - 1.3%
Biomet, Inc.	1,716,587	65,848,277
Medtronic, Inc.	20,400	974,100
		66,822,377
Health Care Providers & Services - 3.1%
Caremark Rx, Inc. (a)	2,560,100	85,123,325
Lincare Holdings, Inc. (a)	680,500	21,381,310
UnitedHealth Group, Inc.	840,000	54,129,600
		160,634,235
Pharmaceuticals - 7.5%
Abbott Laboratories	40	1,644
Barr Pharmaceuticals, Inc. (a)	1,518,600	69,703,740
Cipla Ltd.	720,911	19,456,282
Johnson & Johnson	1,759,185	89,225,863
Merck & Co., Inc.	1,024,200	45,259,398
Novartis AG sponsored ADR	84,900	3,616,740
Pfizer, Inc.	1,959,800	68,690,990

	Shares	Value (Note 1)
Ranbaxy Laboratories Ltd.	646,521	$ 14,044,494
Roche Holding AG (participation certificate)	820,299	80,240,298
		390,239,449
TOTAL HEALTH CARE		727,112,391
INDUSTRIALS - 16.3%
Aerospace & Defense - 10.7%
General Dynamics Corp.	738,300	65,952,339
Honeywell International, Inc.	3,088,700	104,552,495
Lockheed Martin Corp.	3,283,300	149,849,812
Northrop Grumman Corp.	2,122,400	208,886,608
Raytheon Co.	328,500	10,295,190
United Defense Industries, Inc. (a)	509,700	16,203,363
		555,739,807
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	104,500	7,298,280
Industrial Conglomerates - 2.2%
3M Co.	91,700	7,507,479
General Electric Co.	1,519,800	46,384,296
Tyco International Ltd.	2,107,600	60,382,740
		114,274,515
Machinery - 3.2%
Ingersoll-Rand Co. Ltd. Class A	218,300	14,767,995
ITT Industries, Inc.	2,007,600	153,240,108
		168,008,103
Road & Rail - 0.0%
Union Pacific Corp.	800	47,856
TOTAL INDUSTRIALS		845,368,561
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.0%
Alcatel SA sponsored ADR (a)	8,600	136,310
CIENA Corp. (a)	3,489,000	17,340,330
Harris Corp.	664,300	32,158,763
Scientific-Atlanta, Inc.	64,300	2,079,462
		51,714,865
Computers & Peripherals - 1.3%
Dell, Inc. (a)	900	30,258
Diebold, Inc.	1,269,400	61,083,528
EMC Corp. (a)	55,000	748,550
M-Systems Flash Disk Pioneers Ltd. (a)	256,700	5,231,546
		67,093,882
Internet Software & Services - 0.1%
Blue Coat Systems, Inc. (a)	9,000	482,220
Yahoo!, Inc. (a)	86,900	4,222,471
		4,704,691
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Computer Sciences Corp. (a)	643,200	$ 25,940,256
Infosys Technologies Ltd.	149,172	16,992,704
		42,932,960
Semiconductors & Semiconductor Equipment - 0.0%
Samsung Electronics Co. Ltd.	90	45,039
Semiconductor Manufacturing International Corp. sponsored ADR	21,500	324,650
United Microelectronics Corp. sponsored ADR (a)	11,129	57,871
Xilinx, Inc. (a)	1,100	41,800
		469,360
Software - 5.5%
BEA Systems, Inc. (a)	323,750	4,131,050
I-Flex Solutions Ltd.	448,515	5,931,572
Microsoft Corp.	10,726,040	267,829,219
NDS Group PLC sponsored ADR (a)	165,900	4,590,453
		282,482,294
TOTAL INFORMATION TECHNOLOGY		449,398,052
MATERIALS - 3.1%
Chemicals - 0.1%
Dow Chemical Co.	127,300	5,127,644
Nitto Denko Corp.	4,100	224,916
		5,352,560
Containers & Packaging - 0.0%
Smurfit-Stone Container Corp. (a)	59,900	1,053,641
Metals & Mining - 3.0%
Apex Silver Mines Ltd. (a)	1,872,000	42,232,320
Goldcorp, Inc.	799,700	11,833,401
Newmont Mining Corp.	1,690,820	78,842,937
Nucor Corp.	310,600	19,095,688
Peabody Energy Corp.	3,600	167,436
Phelps Dodge Corp. (a)	18,320	1,496,011
		153,667,793
TOTAL MATERIALS		160,073,994
TELECOMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 13.3%
BellSouth Corp.	3,892,800	107,791,632
Citizens Communications Co. (a)	3,393,300	43,909,302
SBC Communications, Inc.	10,401,300	255,247,902
Verizon Communications, Inc.	7,791,200	284,690,450
		691,639,286
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC sponsored ADR	3,400	81,260
TOTAL TELECOMMUNICATION SERVICES		691,720,546

	Shares	Value (Note 1)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Corp.	10,400	$ 618,800
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	16,000	751,680
TOTAL UTILITIES		1,370,480
TOTAL COMMON STOCKS (Cost $4,744,974,920)		4,813,430,865
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 6.00% (c)	118,700	8,427,700
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	27,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS		8,427,700
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	255,000	892,500
TOTAL PREFERRED STOCKS (Cost $9,190,755)		9,320,200
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	20,920,900
TOTAL CONVERTIBLE BONDS (Cost $20,616,530)		20,920,900
Money Market Funds - 8.0%
Fidelity Cash Central Fund, 1.08% (b) (Cost $417,681,361)	417,681,361	417,681,361
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,192,463,566)	5,261,353,326
NET OTHER ASSETS - (1.3)%	(66,936,554)
NET ASSETS - 100%	$ 5,194,416,772
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,324,700 or 0.6% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,091,103,912 and $5,947,685,292, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $225,283 for the period.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $463,022,000 of which $351,334,000 and $111,688,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,119,790) (cost $5,192,463,566) - See accompanying schedule		$ 5,261,353,326
Foreign currency held at value (cost $13)		15
Receivable for investments sold		90,734,813
Receivable for fund shares sold		241,990
Dividends receivable		3,769,984
Interest receivable		580,561
Prepaid expenses		20,059
Other affiliated receivables		17,025
Other receivables		1,086,731
Total assets		5,357,804,504

Liabilities
Payable for investments purchased	$ 62,105,504
Payable for fund shares redeemed	1,770,504
Accrued management fee	2,497,381
Distribution fees payable	37,730
Other affiliated payables	335,844
Other payables and accrued expenses	89,819
Collateral on securities loaned, at value	96,550,950
Total liabilities		163,387,732

Net Assets		$ 5,194,416,772
Net Assets consist of:
Paid in capital		$ 5,219,983,578
Undistributed net investment income		15,535,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(109,997,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,895,568
Net Assets		$ 5,194,416,772
Class O: Net Asset Value, offering price and redemption price per share ($5,012,327,247 ÷ 460,437,255 shares)		$ 10.89
Class N: Net Asset Value, offering price and redemption price per share ($182,089,525 ÷ 17,026,122 shares)		$ 10.69

Statement of Operations

	Six months ended March 31, 2004 (Unaudited)

Investment Income
Dividends		$ 42,780,503
Interest		2,875,440
Security lending		183,704
Total income		45,839,647

Expenses
Management fee	$ 14,806,788
Transfer agent fees	501,563
Distribution fees	199,938
Accounting and security lending fees	463,906
Non-interested trustees' compensation	15,932
Appreciation in deferred trustee compensation account	8,494
Custodian fees and expenses	257,029
Registration fees	16,695
Audit	35,472
Legal	13,792
Miscellaneous	28,024
Total expenses before reductions	16,347,633
Expense reductions	(2,069,097)	14,278,536
Net investment income (loss)		31,561,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $7,617,550)	385,240,445
Foreign currency transactions	22,549
Total net realized gain (loss)		385,262,994
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,431,933)	35,991,468
Assets and liabilities in foreign currencies	2,234
Total change in net unrealized appreciation (depreciation)		35,993,702
Net gain (loss)		421,256,696
Net increase (decrease) in net assets resulting from operations		$ 452,817,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,561,111	$ 38,151,518
Net realized gain (loss)	385,262,994	430,525,971
Change in net unrealized appreciation (depreciation)	35,993,702	328,130,328
Net increase (decrease) in net assets resulting from operations	452,817,807	796,807,817
Distributions to shareholders from net investment income	(37,191,380)	(41,311,246)
Share transactions - net increase (decrease)	7,431,037	138,203,166
Total increase (decrease) in net assets	423,057,464	893,699,737

Net Assets
Beginning of period	4,771,359,308	3,877,659,571
End of period (including undistributed net investment income of $15,535,114 and undistributed net investment income of $21,165,383, respectively)	$ 5,194,416,772	$ 4,771,359,308

Financial Highlights - Class O

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.08	.06	.12
Net realized and unrealized gain (loss)	.88	1.63	(1.73)	(4.19)	2.85	3.73
Total from investment operations	.95	1.71	(1.64)	(4.11)	2.91	3.85
Distributions from net investment income	(.08)	(.09)	(.10)	(.08)	(.11)	(.12)
Distributions from net realized gain	-	-	-	(1.80)	(1.43)	(3.04)
Total distributions	(.08)	(.09)	(.10)	(1.88)	(1.54)	(3.16)
Net asset value, end of period	$ 10.89	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Total Return B,C,D	9.51%	20.45%	(16.39)%	(27.64)%	20.25%	30.06%
Ratios to Average Net AssetsF
Expenses before expense reductions	.61%A	.62%	.61%	.60%	.58%	.48%
Expenses net of voluntary waivers, if any	.61%A	.62%	.61%	.60%	.58%	.48%
Expenses net of all reductions	.53%A	.50%	.43%	.55%	.56%	.47%
Net investment income (loss)	1.25%A	.88%	.86%	.67%	.37%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,012,327	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303
Portfolio turnover rate	252%A	349%	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss)E	.03	-H	-H	(.03)	(.08)	-H
Net realized and unrealized gain (loss)	.86	1.59	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	.89	1.59	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.01)	(.03)	(.02)	-	(.10)	-
Distributions from net realized gain	-	-	-	(1.80)	(1.43)	-
Total distributions	(.01)	(.03)	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 10.69	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total ReturnB,C,D	9.08%	19.30%	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.35%A	1.49%	1.48%	1.50%	1.45%	1.35%A
Expenses net of voluntary waivers, if any	1.35%A	1.49%	1.48%	1.50%	1.45%	1.35%A
Expenses net of all reductions	1.27%A	1.37%	1.30%	1.44%	1.43%	1.33%A
Net investment income (loss)	.52%A	-%	(.01)%	(.23)%	(.51)%	(.07)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,090	$ 137,691	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	252%A	349%	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating policies. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 215,917,873
Unrealized depreciation	(168,621,727)
Net unrealized appreciation (depreciation)	$ 47,296,146
Cost for federal income tax purposes	$ 5,214,057,180

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $199,938. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 89,784	.00*
Class N	411,779	.50*
	$ 501,563

*Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,564,667 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,068,850 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $247.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2004	Year ended September 30, 2003
From net investment income
Class O	$ 37,037,369	$ 41,035,340
Class N	154,011	275,906
Total	$ 37,191,380	$ 41,311,246

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2004	Year ended September 30, 2003	Six months ended March 31, 2004	Year ended September 30, 2003
Class O
Shares sold	14,256,343	34,161,809	$ 152,545,437	$ 321,358,479
Reinvestment of distributions	3,176,460	4,063,279	33,511,635	37,382,497
Shares redeemed	(19,488,199)	(29,279,539)	(210,072,472)	(276,650,705)
Net increase (decrease)	(2,055,396)	8,945,549	$ (24,015,400)	$ 82,090,271
Class N
Shares sold	3,477,245	6,624,763	$ 36,526,692	$ 61,505,502
Reinvestment of distributions	8,582	26,370	89,080	239,175
Shares redeemed	(490,335)	(603,431)	(5,169,335)	(5,631,782)
Net increase (decrease)	2,995,492	6,047,702	$ 31,446,437	$ 56,112,895

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny II - Class N

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle_logo)
Printed on recycled paper

DESIIN-USAN-0504
1.791870.100

Fidelity Destiny (registered trademark)

Portfolios:

Destiny II - Class O

Semiannual Report

March 31, 2004

Contents

Semiannual Report

Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of March 31, 2004		as of September 30, 2003
Verizon Communications, Inc.		Merck & Co., Inc.
Microsoft Corp.		Johnson & Johnson
SBC Communications, Inc.		Microsoft Corp.
Procter & Gamble Co.		Procter & Gamble Co.
SLM Corp.		Tyco International Ltd.
Northrop Grumman Corp.		SBC Communications, Inc.
Viacom, Inc. Class B (non-vtg.)		Berkshire Hathaway, Inc.
ITT Industries, Inc.		Verizon Communications, Inc.
Lockheed Martin Corp.		Lockheed Martin Corp.
Berkshire Hathaway, Inc.		3M Co.
Top Five Market Sectors
as of March 31, 2004	% of fund's net assets	as of September 30, 2003	% of fund's net assets
Consumer Discretionary	17.6	Health Care	22.8
Industrials	16.3	Industrials	19.4
Health Care	14.0	Information Technology	11.8
Telecommunication Services	13.3	Energy	8.1
Consumer Staples	10.3	Telecommunication Services	7.8

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.1%
Gentex Corp.	2,800	$ 121,464
Johnson Controls, Inc.	46,900	2,774,135
		2,895,599
Automobiles - 0.1%
Winnebago Industries, Inc.	179,500	5,595,015
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	387,400	17,417,504
McDonald's Corp.	466,000	13,313,620
Shuffle Master, Inc. (a)	722,351	33,582,098
		64,313,222
Household Durables - 0.0%
Garmin Ltd.	34,429	1,470,463
Sharp Corp.	3,000	53,486
		1,523,949
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	77,000	3,332,560
Leisure Equipment & Products - 0.0%
Brunswick Corp.	12,700	518,541
Media - 15.0%
British Sky Broadcasting Group PLC (BSkyB)	7,330,200	91,804,101
Cumulus Media, Inc. Class A (a)	586,400	11,722,136
Fox Entertainment Group, Inc. Class A (a)	3,007,800	81,511,380
Lamar Advertising Co. Class A (a)	979,500	39,395,490
Liberty Media Corp. Class A (a)	7,114,600	77,904,870
News Corp. Ltd.:
ADR	1,613,600	58,057,328
sponsored ADR	700,892	22,225,285
Pixar (a)	1,135,726	73,208,898
Radio One, Inc. Class D (non-vtg.) (a)	82,000	1,517,000
Sogecable SA (a)	817,455	34,348,154
The DIRECTV Group, Inc. (a)	3,566,318	54,849,971
Time Warner, Inc. (a)	1,981,600	33,409,776
Viacom, Inc. Class B (non-vtg.)	3,979,930	156,053,055
Walt Disney Co.	1,750,800	43,752,492
XM Satellite Radio Holdings, Inc. Class A (a)	4,100	114,800
		779,874,736
Specialty Retail - 1.1%
CarMax, Inc. (a)	325,200	9,495,840
Dixons Group PLC	2,048,600	5,823,369
Home Depot, Inc.	766,200	28,625,232
Monro Muffler Brake, Inc. (a)	504,929	12,618,176
Staples, Inc.	15,200	385,928
		56,948,545

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	10,600	$ 825,422
TOTAL CONSUMER DISCRETIONARY		915,827,589
CONSUMER STAPLES - 10.3%
Beverages - 1.8%
PepsiCo, Inc.	1,202,100	64,733,085
The Coca-Cola Co.	561,500	28,243,450
		92,976,535
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	838,500	50,050,065
Food Products - 2.9%
Bunge Ltd.	127,060	5,110,353
Hormel Foods Corp.	614,465	18,022,258
Kellogg Co.	452,200	17,744,328
Kraft Foods, Inc. Class A	2,050,400	65,633,304
McCormick & Co., Inc. (non-vtg.)	901,400	30,214,928
Smithfield Foods, Inc. (a)	313,900	8,512,968
SunOpta, Inc. (a)	389,100	3,867,109
		149,105,248
Household Products - 4.2%
Procter & Gamble Co.	2,064,700	216,545,736
Personal Products - 0.2%
Avon Products, Inc.	164,400	12,473,028
Tobacco - 0.3%
UST, Inc.	401,300	14,486,930
TOTAL CONSUMER STAPLES		535,637,542
ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Pride International, Inc. (a)	1,157,809	19,752,222
Rowan Companies, Inc. (a)	275,333	5,806,773
		25,558,995
Oil & Gas - 0.4%
Apache Corp.	90,220	3,894,797
Exxon Mobil Corp.	389,600	16,203,464
		20,098,261
TOTAL ENERGY		45,657,256
FINANCIALS - 8.5%
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	8,400	876,540
Morgan Stanley	20,550	1,177,515
		2,054,055
Commercial Banks - 0.8%
Bank of America Corp.	61,200	4,955,976
Boston Private Financial Holdings, Inc.	738,000	20,664,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
State Bank of India	141,500	$ 1,977,083
Wintrust Financial Corp.	307,600	14,958,588
		42,555,647
Consumer Finance - 4.4%
American Express Co.	20,500	1,062,925
Capital One Financial Corp.	163,900	12,362,977
SLM Corp.	5,126,800	214,556,580
		227,982,482
Diversified Financial Services - 0.0%
Citigroup, Inc.	600	31,020
Insurance - 2.3%
American International Group, Inc.	1,400	99,890
Berkshire Hathaway, Inc.:
Class A (a)	614	57,286,200
Class B (a)	18,162	56,502,164
Scottish Re Group Ltd.	245,860	5,947,353
Travelers Property Casualty Corp. Class B	3,700	63,899
		119,899,506
Real Estate - 0.5%
Spirit Finance Corp. (c)	2,489,700	24,897,000
Thrifts & Mortgage Finance - 0.5%
Sovereign Bancorp, Inc.	1,113,200	23,844,744
TOTAL FINANCIALS		441,264,454
HEALTH CARE - 14.0%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	185,800	10,330,480
Dendreon Corp. (a)	1,057,700	14,067,410
Genentech, Inc. (a)	570,000	60,317,400
Millennium Pharmaceuticals, Inc. (a)	1,461,600	24,701,040
		109,416,330
Health Care Equipment & Supplies - 1.3%
Biomet, Inc.	1,716,587	65,848,277
Medtronic, Inc.	20,400	974,100
		66,822,377
Health Care Providers & Services - 3.1%
Caremark Rx, Inc. (a)	2,560,100	85,123,325
Lincare Holdings, Inc. (a)	680,500	21,381,310
UnitedHealth Group, Inc.	840,000	54,129,600
		160,634,235
Pharmaceuticals - 7.5%
Abbott Laboratories	40	1,644
Barr Pharmaceuticals, Inc. (a)	1,518,600	69,703,740
Cipla Ltd.	720,911	19,456,282
Johnson & Johnson	1,759,185	89,225,863
Merck & Co., Inc.	1,024,200	45,259,398
Novartis AG sponsored ADR	84,900	3,616,740
Pfizer, Inc.	1,959,800	68,690,990

	Shares	Value (Note 1)
Ranbaxy Laboratories Ltd.	646,521	$ 14,044,494
Roche Holding AG (participation certificate)	820,299	80,240,298
		390,239,449
TOTAL HEALTH CARE		727,112,391
INDUSTRIALS - 16.3%
Aerospace & Defense - 10.7%
General Dynamics Corp.	738,300	65,952,339
Honeywell International, Inc.	3,088,700	104,552,495
Lockheed Martin Corp.	3,283,300	149,849,812
Northrop Grumman Corp.	2,122,400	208,886,608
Raytheon Co.	328,500	10,295,190
United Defense Industries, Inc. (a)	509,700	16,203,363
		555,739,807
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	104,500	7,298,280
Industrial Conglomerates - 2.2%
3M Co.	91,700	7,507,479
General Electric Co.	1,519,800	46,384,296
Tyco International Ltd.	2,107,600	60,382,740
		114,274,515
Machinery - 3.2%
Ingersoll-Rand Co. Ltd. Class A	218,300	14,767,995
ITT Industries, Inc.	2,007,600	153,240,108
		168,008,103
Road & Rail - 0.0%
Union Pacific Corp.	800	47,856
TOTAL INDUSTRIALS		845,368,561
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.0%
Alcatel SA sponsored ADR (a)	8,600	136,310
CIENA Corp. (a)	3,489,000	17,340,330
Harris Corp.	664,300	32,158,763
Scientific-Atlanta, Inc.	64,300	2,079,462
		51,714,865
Computers & Peripherals - 1.3%
Dell, Inc. (a)	900	30,258
Diebold, Inc.	1,269,400	61,083,528
EMC Corp. (a)	55,000	748,550
M-Systems Flash Disk Pioneers Ltd. (a)	256,700	5,231,546
		67,093,882
Internet Software & Services - 0.1%
Blue Coat Systems, Inc. (a)	9,000	482,220
Yahoo!, Inc. (a)	86,900	4,222,471
		4,704,691
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Computer Sciences Corp. (a)	643,200	$ 25,940,256
Infosys Technologies Ltd.	149,172	16,992,704
		42,932,960
Semiconductors & Semiconductor Equipment - 0.0%
Samsung Electronics Co. Ltd.	90	45,039
Semiconductor Manufacturing International Corp. sponsored ADR	21,500	324,650
United Microelectronics Corp. sponsored ADR (a)	11,129	57,871
Xilinx, Inc. (a)	1,100	41,800
		469,360
Software - 5.5%
BEA Systems, Inc. (a)	323,750	4,131,050
I-Flex Solutions Ltd.	448,515	5,931,572
Microsoft Corp.	10,726,040	267,829,219
NDS Group PLC sponsored ADR (a)	165,900	4,590,453
		282,482,294
TOTAL INFORMATION TECHNOLOGY		449,398,052
MATERIALS - 3.1%
Chemicals - 0.1%
Dow Chemical Co.	127,300	5,127,644
Nitto Denko Corp.	4,100	224,916
		5,352,560
Containers & Packaging - 0.0%
Smurfit-Stone Container Corp. (a)	59,900	1,053,641
Metals & Mining - 3.0%
Apex Silver Mines Ltd. (a)	1,872,000	42,232,320
Goldcorp, Inc.	799,700	11,833,401
Newmont Mining Corp.	1,690,820	78,842,937
Nucor Corp.	310,600	19,095,688
Peabody Energy Corp.	3,600	167,436
Phelps Dodge Corp. (a)	18,320	1,496,011
		153,667,793
TOTAL MATERIALS		160,073,994
TELECOMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 13.3%
BellSouth Corp.	3,892,800	107,791,632
Citizens Communications Co. (a)	3,393,300	43,909,302
SBC Communications, Inc.	10,401,300	255,247,902
Verizon Communications, Inc.	7,791,200	284,690,450
		691,639,286
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC sponsored ADR	3,400	81,260
TOTAL TELECOMMUNICATION SERVICES		691,720,546

	Shares	Value (Note 1)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Corp.	10,400	$ 618,800
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	16,000	751,680
TOTAL UTILITIES		1,370,480
TOTAL COMMON STOCKS (Cost $4,744,974,920)		4,813,430,865
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 6.00% (c)	118,700	8,427,700
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	27,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS		8,427,700
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	255,000	892,500
TOTAL PREFERRED STOCKS (Cost $9,190,755)		9,320,200
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	20,920,900
TOTAL CONVERTIBLE BONDS (Cost $20,616,530)		20,920,900
Money Market Funds - 8.0%
Fidelity Cash Central Fund, 1.08% (b) (Cost $417,681,361)	417,681,361	417,681,361
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,192,463,566)	5,261,353,326
NET OTHER ASSETS - (1.3)%	(66,936,554)
NET ASSETS - 100%	$ 5,194,416,772
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,324,700 or 0.6% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,091,103,912 and $5,947,685,292, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $225,283 for the period.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $463,022,000 of which $351,334,000 and $111,688,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,119,790) (cost $5,192,463,566) - See accompanying schedule		$ 5,261,353,326
Foreign currency held at value (cost $13)		15
Receivable for investments sold		90,734,813
Receivable for fund shares sold		241,990
Dividends receivable		3,769,984
Interest receivable		580,561
Prepaid expenses		20,059
Other affiliated receivables		17,025
Other receivables		1,086,731
Total assets		5,357,804,504

Liabilities
Payable for investments purchased	$ 62,105,504
Payable for fund shares redeemed	1,770,504
Accrued management fee	2,497,381
Distribution fees payable	37,730
Other affiliated payables	335,844
Other payables and accrued expenses	89,819
Collateral on securities loaned, at value	96,550,950
Total liabilities		163,387,732

Net Assets		$ 5,194,416,772
Net Assets consist of:
Paid in capital		$ 5,219,983,578
Undistributed net investment income		15,535,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(109,997,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,895,568
Net Assets		$ 5,194,416,772
Class O: Net Asset Value, offering price and redemption price per share ($5,012,327,247 ÷ 460,437,255 shares)		$ 10.89
Class N: Net Asset Value, offering price and redemption price per share ($182,089,525 ÷ 17,026,122 shares)		$ 10.69

Statement of Operations

	Six months ended March 31, 2004 (Unaudited)

Investment Income
Dividends		$ 42,780,503
Interest		2,875,440
Security lending		183,704
Total income		45,839,647

Expenses
Management fee	$ 14,806,788
Transfer agent fees	501,563
Distribution fees	199,938
Accounting and security lending fees	463,906
Non-interested trustees' compensation	15,932
Appreciation in deferred trustee compensation account	8,494
Custodian fees and expenses	257,029
Registration fees	16,695
Audit	35,472
Legal	13,792
Miscellaneous	28,024
Total expenses before reductions	16,347,633
Expense reductions	(2,069,097)	14,278,536
Net investment income (loss)		31,561,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $7,617,550)	385,240,445
Foreign currency transactions	22,549
Total net realized gain (loss)		385,262,994
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,431,933)	35,991,468
Assets and liabilities in foreign currencies	2,234
Total change in net unrealized appreciation (depreciation)		35,993,702
Net gain (loss)		421,256,696
Net increase (decrease) in net assets resulting from operations		$ 452,817,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,561,111	$ 38,151,518
Net realized gain (loss)	385,262,994	430,525,971
Change in net unrealized appreciation (depreciation)	35,993,702	328,130,328
Net increase (decrease) in net assets resulting from operations	452,817,807	796,807,817
Distributions to shareholders from net investment income	(37,191,380)	(41,311,246)
Share transactions - net increase (decrease)	7,431,037	138,203,166
Total increase (decrease) in net assets	423,057,464	893,699,737

Net Assets
Beginning of period	4,771,359,308	3,877,659,571
End of period (including undistributed net investment income of $15,535,114 and undistributed net investment income of $21,165,383, respectively)	$ 5,194,416,772	$ 4,771,359,308

Financial Highlights - Class O

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.08	.06	.12
Net realized and unrealized gain (loss)	.88	1.63	(1.73)	(4.19)	2.85	3.73
Total from investment operations	.95	1.71	(1.64)	(4.11)	2.91	3.85
Distributions from net investment income	(.08)	(.09)	(.10)	(.08)	(.11)	(.12)
Distributions from net realized gain	-	-	-	(1.80)	(1.43)	(3.04)
Total distributions	(.08)	(.09)	(.10)	(1.88)	(1.54)	(3.16)
Net asset value, end of period	$ 10.89	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Total Return B,C,D	9.51%	20.45%	(16.39)%	(27.64)%	20.25%	30.06%
Ratios to Average Net AssetsF
Expenses before expense reductions	.61%A	.62%	.61%	.60%	.58%	.48%
Expenses net of voluntary waivers, if any	.61%A	.62%	.61%	.60%	.58%	.48%
Expenses net of all reductions	.53%A	.50%	.43%	.55%	.56%	.47%
Net investment income (loss)	1.25%A	.88%	.86%	.67%	.37%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,012,327	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303
Portfolio turnover rate	252%A	349%	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss)E	.03	-H	-H	(.03)	(.08)	-H
Net realized and unrealized gain (loss)	.86	1.59	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	.89	1.59	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.01)	(.03)	(.02)	-	(.10)	-
Distributions from net realized gain	-	-	-	(1.80)	(1.43)	-
Total distributions	(.01)	(.03)	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 10.69	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total ReturnB,C,D	9.08%	19.30%	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.35%A	1.49%	1.48%	1.50%	1.45%	1.35%A
Expenses net of voluntary waivers, if any	1.35%A	1.49%	1.48%	1.50%	1.45%	1.35%A
Expenses net of all reductions	1.27%A	1.37%	1.30%	1.44%	1.43%	1.33%A
Net investment income (loss)	.52%A	-%	(.01)%	(.23)%	(.51)%	(.07)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,090	$ 137,691	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	252%A	349%	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating policies. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 215,917,873
Unrealized depreciation	(168,621,727)
Net unrealized appreciation (depreciation)	$ 47,296,146
Cost for federal income tax purposes	$ 5,214,057,180

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $199,938. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 89,784	.00*
Class N	411,779	.50*
	$ 501,563

*Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,564,667 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,068,850 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $247.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2004	Year ended September 30, 2003
From net investment income
Class O	$ 37,037,369	$ 41,035,340
Class N	154,011	275,906
Total	$ 37,191,380	$ 41,311,246

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2004	Year ended September 30, 2003	Six months ended March 31, 2004	Year ended September 30, 2003
Class O
Shares sold	14,256,343	34,161,809	$ 152,545,437	$ 321,358,479
Reinvestment of distributions	3,176,460	4,063,279	33,511,635	37,382,497
Shares redeemed	(19,488,199)	(29,279,539)	(210,072,472)	(276,650,705)
Net increase (decrease)	(2,055,396)	8,945,549	$ (24,015,400)	$ 82,090,271
Class N
Shares sold	3,477,245	6,624,763	$ 36,526,692	$ 61,505,502
Reinvestment of distributions	8,582	26,370	89,080	239,175
Shares redeemed	(490,335)	(603,431)	(5,169,335)	(5,631,782)
Net increase (decrease)	2,995,492	6,047,702	$ 31,446,437	$ 56,112,895

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny II - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle_logo)
Printed on recycled paper

DESIIO-USAN-0504
1.791868.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios' Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 27, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 27, 2004